Kerry A. Jung
Lead Attorney
Office of General Counsel & Corporate Compliance
Phone:      608.231.7495
Fax:        608.236.7349
E-mail:     kerry.jung@cunamutual.com

                                 April 28, 2010
VIA ELECTRONIC FILING
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U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

                    RE:         CUNA MUTUAL INSURANCE SOCIETY
                                CUNA MUTUAL VARIABLE ANNUITY ACCOUNT
                                FILE NOS. 333-148426/811-8260
                                ---------------------------------------

Commissioners:

    On behalf of CUNA Mutual Insurance Society and CUNA Mutual Variable Annuity Account (the "Account"), we are transmitting for filing Post-Effective Amendment No. 14 (the "Amendment") to the Account's Registration on Form N-4 for certain variable annuity contracts. The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to include current financial information; definitive disclosure regarding changes in the Guaranteed Lifetime Withdrawal Benefit riders and Guaranteed Minimum Accumulation Benefit riders; and other changes consistent with correspondence with Securities and Exchange Commission Staff.

    If you have any questions or comments regarding the Amendment, please call the undersigned at (608) 231-7495.

                                                                Sincerely,

                                                               /s/ Kerry A. Jung

                                                                Kerry A. Jung
                                                                Lead Attorney

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